Shareholder Fees - FidelityFreedomBlendFunds-PremierComboPRO	May 30, 2023 USD ($)
FidelityFreedomBlendFunds-PremierComboPRO | Fidelity Freedom Blend 2035 Fund
Shareholder Fees:
(fees paid directly from your investment)	none